Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other non-current assets

Other non-current assets consist of the following:

	At December 31,
	2025	2024	2023
	(in Euros)
Value Added Tax (VAT)	€582,785	€290,150	€630,342
Research and development tax credit	1,300,000	-	167,000
Other non-current assets	1,158	14,594	207,218
Other non-current assets - related parties	3,350	3,350	3,350
Total other non-current assets	€1,887,293	€308,094	€1,007,910